Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 30, 2012	Dec. 31, 2012	Dec. 31, 2013 Sustainable Environmental Enterprises [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2013 Sustainable Environmental Enterprises [Member]	Dec. 31, 2012 Lennox International Inc. [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2012 Lowe's Companies, Inc. [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2013 Suntech America [Member]	Dec. 31, 2013 Supplier Concentration Risk [Member] Liabilities, Total [Member]	Dec. 31, 2012 Supplier Concentration Risk [Member] Liabilities, Total [Member]	Dec. 31, 2013 Supplier Concentration Risk [Member]	Dec. 31, 2012 Supplier Concentration Risk [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets (in Shares)	1,900,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars)	$ 1,045,000	$ 1,142,801
Accounts Payable, Other (in Dollars)							946,438
Accounts Receivable, Gross (in Dollars)				499,000
Concentration Risk, Percentage			86.70%		5.90%	4.00%		25.00%	36.00%
Accounts Payable (in Dollars)										$ 1,100,000	$ 960,000